Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2012
Schedule II - Valuation and Qualifying Accounts

Schedule II

TOPS HOLDING II CORPORATION

VALUATION AND QUALIFYING ACCOUNTS

(Dollars in thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses		Deductions	Balance at End of Period
Fiscal 2010
Self-insurance reserves	$8,303	$6,028		$(2,598)	$11,733
LIFO inventory valuation reserve	7,315	2,055		—	9,370
Valuation allowance for deferred income tax assets	13,896	11,901		—	25,797
Fiscal 2011
Self-insurance reserves	11,733	7,169		(3,179)	15,723
LIFO inventory valuation reserve	9,370	1,333		—	10,703
Valuation allowance for deferred income tax assets	25,797	229		—	26,026
Fiscal 2012
Self-insurance reserves	15,723	8,639		(4,178)	20,184
LIFO inventory valuation reserve	10,703	361		—	11,064
Valuation allowance for deferred income tax assets	26,026	12,007	(1)	—	38,033

(1)	Amount includes additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss.